Acquisitions and Disposal of Subsidiary - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Number of business combinations	1
Allocation of purchase price to fair value of assets acquired	¥ 13,507
Allocation of purchase price to fair value of liabilities acquired	13,809
Goodwill	3,420			¥ 3,420	$ 496
Cash	1,328
Tairui Insurance Agency Co., Ltd [Member]
Business Acquisition [Line Items]
Cash consideration	0
Goodwill	¥ 302
Hainan Puluo Medical Technology Co., Ltd. [Member]
Business Acquisition [Line Items]
Equity ownership acquired			100.00%
Gross consideration to acquire business			¥ 2,063
Business combination prepaid amount			¥ 1,500
Yifangda [Member]
Business Acquisition [Line Items]
Transfer of ownership interest		100.00%
Zunsheng (Beijing) Investment Management Co., Ltd [Member]
Business Acquisition [Line Items]
Disposal consideration		¥ 1
Gain or loss on disposal		252
Carrying value of net assets		¥ 252
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Nonoperating Income (Expense)